Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit (loss) for the year	₩ (24,429,108)	₩ (5,215,581)	₩ 2,093,683
Adjustments to reconcile profit (loss) for the year to net cash provided by operating activities:
Income tax expense (benefit)	(9,414,511)	(1,855,989)	899,064
Depreciation	12,305,252	11,776,331	11,377,553
Amortization	156,160	166,161	170,466
Employee benefit expense	485,700	512,270	492,288
Bad debt expense	29,997	67,242	50,686
Interest expense	2,818,546	1,914,457	1,995,425
Loss on disposal of financial assets	1,841	1,045	648
Loss on disposal of property, plant and equipment	100,066	92,622	162,725
Loss on abandonment of property, plant and equipment	160,909	207,934	255,346
Loss on impairment of property, plant and equipment	(97,425)	4,056	80,413
Loss on impairment of intangible assets	164	0	3,599
Loss on disposal of intangible assets	116	145	392
Increase in provisions	2,146,979	2,466,452	1,832,765
Loss (gain) on foreign currency translation, net	523,285	997,119	(782,167)
Gain on valuation of financial assets at fair value through profit or loss	(7,099)	(14,338)	(12,904)
Loss on valuation of financial assets at fair value through profit or loss	44,329	5,480	7,396
Valuation and transaction loss (gain) on derivative instruments, net	(448,903)	(907,076)	390,322
Gain on valuation of investments in associates and joint ventures, net	(1,338,293)	(557,056)	(279,124)
Gain on disposal of financial assets	(11,199)	(7,718)	(11,992)
Reversal of impairment loss on intangible assets	0	(14)	0
Gain on disposal of property, plant and equipment	(148,667)	(56,284)	(93,195)
Gain on disposal of intangible assets	(41)	(1)	(1,556)
Gain on disposal of investments in associates and joint ventures	(11,091)	(1,844)	(10,165)
Loss on disposal of investments in associates and joint ventures	1,675	64,119	16
Impairment loss on investments in associates and joint ventures	5,174	0	1,556
Loss on disposal of investments in subsidiaries	32,144	197	6,610
Interest income	(340,753)	(221,874)	(242,586)
Dividend income	(28,875)	(10,522)	(7,316)
Others, net	215,943	(169,856)	29,198
Adjustments to reconcile profit (loss) for the year to net cash provided by operating activities	7,181,423	14,473,058	16,315,463
Changes in working capital:
Trade receivables	(1,909,649)	(216,734)	(107,639)
Non-trade receivables	80,444	869,870	459,524
Accrued income	(34,706)	(17,918)	(258,963)
Other receivables	80,236	24,306	(32,536)
Other current assets	(651,926)	(569,732)	(462,125)
Inventories	(3,000,669)	(1,738,000)	(723,495)
Other non-current assets	58,790	(3,462)	(140,017)
Trade payables	2,782,474	2,144,561	(262,985)
Non-trade payables	61,737	(571,051)	(363,260)
Accrued expenses	(191,681)	(456,992)	(222,113)
Other current liabilities	446,064	379,378	388,163
Other non-current liabilities	422,916	458,007	755,005
Investments in associates and joint ventures (dividends received)	473,700	288,242	237,695
Provisions	(1,564,243)	(2,426,017)	(1,499,436)
Payments of employee benefit obligations	(218,319)	(159,477)	(74,848)
Plan assets	(347,778)	(317,707)	(582,275)
Changes in working capital	(3,512,610)	(2,312,726)	(2,889,305)
Cash generated from operating activities	(20,760,295)	6,944,751	15,519,841
Dividends received (financial assets at fair value through other comprehensive income)	28,875	10,522	7,316
Interest paid	(2,517,694)	(1,928,160)	(2,081,663)
Interest received	220,471	201,022	215,183
Income taxes paid	(448,857)	(736,757)	(452,203)
Net cash provided by (used in) operating activities	(23,477,500)	4,491,378	13,208,474
Cash flows from investing activities
Proceeds from disposals of investments in associates and joint ventures	56,171	4,472	5,444
Acquisition of investments in associates and joint ventures	(360,962)	(673,017)	(342,116)
Proceeds from disposals of property, plant and equipment	629,924	277,998	331,777
Acquisition of property, plant and equipment	(12,346,878)	(12,686,726)	(13,281,294)
Proceeds from disposals of intangible assets	279	59	10,871
Acquisition of intangible assets	(80,508)	(113,100)	(120,371)
Disposal of investment properties	515	0	0
Proceeds from disposals of financial assets	14,182,348	7,023,674	8,020,406
Acquisition of financial assets	(16,496,258)	(5,893,404)	(9,203,450)
Increase in loans	(401,377)	(223,950)	(336,744)
Collection of loans	102,061	218,704	215,292
Increase in deposits	(237,266)	(222,924)	(276,255)
Decrease in deposits	141,000	166,066	280,941
Proceeds from disposals of assets held-for-sale	24,205	1,148	32,578
Receipt of government grants	50,755	37,920	41,209
Net cash outflow from changes in consolidation scope	(31,350)	(63,492)	(24,624)
Other cash outflow from investing activities, net	(186,412)	(225,948)	(185,476)
Net cash used in investing activities	(14,953,753)	(12,372,520)	(14,831,812)
Cash flows from financing activities
Proceeds from short-term borrowings, net	5,852,426	1,621,440	345,338
Proceeds from long-term borrowings and debt securities	43,594,078	17,392,311	10,170,107
Repayment of long-term borrowings and debt securities	(10,252,688)	(9,360,357)	(7,976,658)
Payment of lease liabilities	(562,646)	(572,036)	(613,977)
Settlement of derivative instruments, net	407,627	98,068	42,263
Change in non-controlling interests	175,645	90,096	11,554
Repayment of hybrid bond	(169,537)	0	0
Dividends paid (hybrid bond)	(13,461)	(13,385)	(13,385)
Dividends paid	(42,348)	(812,159)	(81,298)
Other cash outflow from financing activities, net	8,803	(8,901)	(3,120)
Net cash provided by financing activities	38,997,899	8,435,077	1,880,824
Net increase in cash and cash equivalents before effect of exchange rate fluctuations	566,646	553,935	257,486
Effect of exchange rate fluctuations on cash held	32,896	51,719	(38,031)
Net increase in cash and cash equivalents	599,542	605,654	219,455
Cash and cash equivalents at January 1	2,635,238	2,029,584	1,810,129
Cash and cash equivalents at December 31	₩ 3,234,780	₩ 2,635,238	₩ 2,029,584